[Graphic Omitted]

-----------------------------------------------
COLONIAL TAX-EXEMPT INSURED FUND  ANNUAL REPORT
-----------------------------------------------

NOVEMBER 30, 1999

President's Message

DEAR SHAREHOLDER:

During the 12-month period ended November 30, 1999, rising interest rates put pressure on all bonds, including municipal securities. The robust U.S. economy and renewed strength overseas fanned inflationary fears, prompting investors to push bond yields higher early in the period. As bond yields rose, their prices slumped. Bonds continued to struggle when the Federal Reserve Board (Fed) raised short-term interest rates on three separate occasions by one-quarter of a percentage point each in June, August and November 1999. Although those actions were generally viewed as anti-inflationary measures and, as such, beneficial for bonds over the long run, they did little to soothe the already jittery bond market.

Thanks in large measure to the combination of stronger demand and reduced supply, municipals outpaced U.S. Treasurys during the year. Investors who had remained on the sidelines during much of 1998 when municipal bond yields were on the decline, came back to the municipal market in 1999 to capture higher yields. Meanwhile, the supply of municipals dwindled considerably as issuers reduced their refunding, or refinancing, activity. Unlike 1998, 1999 offered issuers few opportunities to lock in lower rates. Late in the period, insured bonds fared better than lower-quality bonds, as scattered problems with lower-quality health care and other bonds cast a pall over the lower-rated segment of the market as a whole.

The Fund's short-term returns reflected the difficulties the bond markets faced during the past year. While past performance cannot predict future trends, it is important to keep a long-term perspective and remember that the Fund has provided above-average returns for the one-, three- and five-year periods. (1)

The following report will provide you with more specific information about your Fund's performance and the strategies used during the period. As always, we thank you for choosing Colonial Tax-Exempt Insured Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    January 12, 2000

(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper Insured Municipal Debt Category was negative 3.68% for the 12 months ended November 30, 1999. The Fund's Class A shares were ranked in the second quartile for one year (14 out of 48), in the first quartile for three years (7 out of 45), in the second quartile for five years (14 out of 37) and in the third quartile for ten years (10 out of 17).

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

-------------------------------
 Not FDIC    May Lose Value
 Insured     No Bank Guarantee
-------------------------------

----------
HIGHLIGHTS
----------

o  MUNICIPALS WITHSTOOD RISING RATES BETTER THAN TREASURYS.

   Although few bonds escaped the effects of rising interest rates, municipal bonds held up better than their U.S. Treasury counterparts. Stronger demand from investors seeking out high yields, coupled with diminished supply, helped provide municipals a measure of insulation from rising rates. Given the concerns that plagued health care and other lower-quality bonds, insured municipals outpaced their lower quality counterparts late in the period.

o  HIGHER-YIELDING BONDS PRESENTED ATTRACTIVE OPPORTUNITIES.

   As bond yields moved higher, the municipal market presented the Fund with opportunities to lock in higher yields. In particular, the Fund held attractively priced longer-maturity and zero coupon bonds.

o  FUND BECAME DEFENSIVE FOR THE SHORT TERM.

   The Fund adopted defensive short-term measures to cushion it against rising rates, which included hedges and using short-maturity municipal notes and other securities less sensitive to interest rates. This strategy allowed the Fund to remain positioned for a longer-term environment of steady economic growth with low to moderate inflation and declining long-term interest rates. As a result, the Fund outperformed its Lipper peer group average despite the difficult environment for bonds.

                      COLONIAL TAX-EXEMPT INSURED FUND(1)
                     OUTPERFORMED LIPPER PEER GROUP AVERAGE

                               12/1/98 - 11/30/99

               Colonial Tax-exempt Insured Fund              (2.87)%
               Lipper                                        (3.68)%
                                 Total Returns

(1) Class A shares without sales charge. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

NET ASSET VALUE PER SHARE ON 11/30/99

Class A                                                                  $7.92
--------------------------------------------------------------------------------
Class B                                                                  $7.92
--------------------------------------------------------------------------------
Class C                                                                  $7.92
--------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED PER SHARE FROM 12/1/98 TO 11/30/99(1)

Class A                                                                 $0.462
--------------------------------------------------------------------------------
Class B                                                                 $0.399
--------------------------------------------------------------------------------
Class C                                                                 $0.424
--------------------------------------------------------------------------------

(1) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

SEC YIELDS ON 11/30/99

--------------------------------------------------------------------------------
Class A                                                                   4.20%
--------------------------------------------------------------------------------
Class B                                                                   3.65%
--------------------------------------------------------------------------------
Class C                                                                   3.95%
--------------------------------------------------------------------------------

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 3.65% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS ON 11/30/99

Class A                                                                   6.95%
--------------------------------------------------------------------------------
Class B                                                                   6.04%
--------------------------------------------------------------------------------
Class C                                                                   6.54%
--------------------------------------------------------------------------------

Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

HELD
--------------------------------------------------------------------------------

We continued to hold bonds issued by the Massachusetts State Water Resource Authority (0.46% of net assets), which were priced at a discount to their par
(face) value and carried a yield of 5.50%.

In keeping with our long-term strategy of positioning the Fund to benefit from lower interest rates and identifying bonds with high yields, we also added zeros such as general obligation bonds issued by the City of Chicago, Illinois (0.51% of net assets).

INVESTORS CHALLENGED BY RISING RATES

Amid worries about inflation and the Fed's stance on interest rates, bond prices slumped during the period. Stronger-than-expected economic data -- both in the U.S. and abroad -- and higher commodity prices persistently spurred worries about inflation and the future response of the Fed. Clearly concerned about the potential for higher inflation, the Fed raised interest rates by three-quarters of a percentage point, or 0.75%, from June through November 1999. As bond yields rose, their prices -- which move in the opposite direction -- declined. Municipal bonds were not hit as hard by the increase in rates, thanks mainly to reduced supply and strong demand. Late in the period, insured bonds fared better than lower-quality bonds, as concerns about health care and other lower-quality sectors detracted from their performance.

Against this unfavorable investment environment, the Fund's Class A shares returned negative 2.87% without sales charge for the 12 months ended November 30, 1999, outperforming its Lipper peer group average of negative 3.68%.

HIGHER RATES PROMPTED DEFENSIVE POSITIONING
At the beginning of the period, we structured the Fund to take advantage of declining interest rates and also to maintain the Fund's income level. Global economic and market turmoil called into question the U.S. economy's ability to sustain growth. Based on our expectations for low inflation and modest economic growth, we structured the portfolio with a larger-than-average proportion of bonds that tend to do well during periods of declining interest rates.

Most observers, ourselves included, were surprised when the global turmoil so quickly abated and set the stage for better economic growth across the globe. Rather than restructure the portfolio and sell bonds we believed ultimately would serve the Fund well, we pursued some short-term strategies aimed at temporarily cushioning the Fund against rising rates.

OFFSETTING HIGHER RATES
Since we were committed to positioning the Fund to benefit from a more favorable interest rate environment, we were reluctant to sell our longer-maturity holdings. Their heightened sensitivity to interest rate changes positions them to experience attractive price increases when interest rates decline.

Instead, one of our short-term defenses against rising rates was a temporary position in short-term municipal notes. Because of their short life span, municipal notes are the least susceptible to changes in price due to changes in interest rates. That's why they served as important interim holdings when prices were declining. In addition, we also used other defensive instruments which added further protection against rising rates.

BOLSTERING YIELD
As interest rates and bond yields moved higher, we were able to lock in higher yields through the purchase of some attractively priced, longer-maturity bonds. We also found attractive opportunities among zero coupon bonds. Unlike coupon bonds, zeros pay interest at maturity. They are sold at a discount to their par value and their return to investors is reflected in their gradual appreciation to their par value over time, reflecting both principal and interest payments. Zeros, as they are known, generally are more sensitive to interest rate movements than coupon bonds with comparable maturities.

OUTLOOK CALLS FOR A MORE POSITIVE ENVIRONMENT
Our outlook for the municipal bond market is reasonably favorable, calling for lower interest rates over the long term. There's already some evidence that higher rates have cooled U.S. economic growth. Furthermore, enhanced productivity and advances in technology have helped to keep a lid on inflation by reducing costs. Finally, worldwide capacity remains ample. For example, the auto industry is enjoying record sales, although worldwide competition has helped keep car prices in check. Slower economic growth would likely set the stage for lower U.S. interest rates. That said, we wouldn't rule out the possibility of the Fed raising short-term rates once or twice more as a preemptive measure to keep inflation in check. Given a scenario characterized by moderate economic growth, low inflation and stable to declining interest rates, we believe that the Fund is well positioned. If interest rates appear to us to be heading significantly higher, we will likely adjust our strategy in response.

/s/ Gary Swayze

    Gary Swayze

Gary Swayze is portfolio manager of the Colonial Tax-Exempt Insured Fund and is a senior vice president of the Advisor. Mr. Swayze has managed the Fund since September 1997.

Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes.

MATURITY BREAKDOWN AS OF 11/30/99


               Less than 1 year                   0.2%
               1-3 years                          5.9%
               3-5 years                          1.6%
               5-7 years                          1.1%
               7-10 years                         7.8%
               10-15 years                       30.8%
               15-20 years                       26.7%
               20-25 years                       19.4%
               25+ years                          6.3%
               cash equivalents                   0.2%

As of 11/30/99


Maturity breakdown is calculated as a percentage of total investments, including short-term obligations. It is based on each security's effective maturity, which reflects pre-refundings, mandatory puts bonds and other conditions that affect a bonds maturity. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these maturity breakdowns in the future.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES
FROM 11/30/89 - 11/3099

------------------------------------------------------------------------------
                                Without                     With
                                 sales                      sales
                                 charge                     charge
--------------------------------------------------------------------------------
Class A                         $17,996                     $17,141
--------------------------------------------------------------------------------
Class B                         $17,007                     $17,007
--------------------------------------------------------------------------------
Class C                         $17,805                     $17,805
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES
11/30/89 - 11/30/99



                   Without              With            Lehman Brothers
                    Sales               Sales              Municipal
                    Charge              Charge             Bond Index
--------------------------------------------------------------------------------
11/30/89           $10,000             $ 9,525             $10,000
11/30/90            10,679              10,172              10,770
11/30/91            11,695              11,139              11,875
11/30/92            12,715              12,111              13,068
11/30/93            14,037              13,370              14,515
11/30/94            13,218              12,590              13,753
11/30/95            15,632              14,889              16,353
11/30/96            16,196              15,427              17,313
11/30/97            17,290              16,469              18,558
11/30/98            18,463              17,586              19,999
11/30/99            17,996              17,141              19,784


The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/99

------------------------------------------------------------------------------
Share Class               A                    B                     C
Inception             11/20/85               5/5/92                8/1/97
-------------------------------------------------------------------------------
               Without      With       Without      With      Without     With
                Sales       Sales       Sales       Sales      Sales      Sales
                Charge      Charge      Charge      Charge     Charge     Charge
-------------------------------------------------------------------------------
1 year          (2.87)%    (7.49)%      (3.60)%     (8.19)%    (3.31)%   (4.23)%
-------------------------------------------------------------------------------
5 years          6.59       5.56         5.80        5.48       6.37      6.37
-------------------------------------------------------------------------------
10 years         6.05       5.54         5.45        5.45       5.94      5.94
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/99

-------------------------------------------------------------------------------
Share Class               A                    B                     C
-------------------------------------------------------------------------------
               Without      With       Without      With      Without     With
                Sales       Sales       Sales       Sales      Sales      Sales
                Charge      Charge      Charge      Charge     Charge     Charge
------------------------------------------------------------------------------
 1 year         (2.85)%    (7.47)%      (3.58)%     (8.18)%    (3.29)%   (4.21)%
-------------------------------------------------------------------------------
 5 years         5.76       4.73         4.97        4.64       5.55      5.55
-------------------------------------------------------------------------------
 10 years        6.33       5.81         5.74        5.74       6.23      6.23
-------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charges of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

--------------------
INVESTMENT PORTFOLIO
--------------------
November 30, 1999
(In thousands)


MUNICIPAL BONDS - 97.9%                                                        PAR         VALUE
-------------------------------------------------------------------------------------------------
EDUCATION - 5.3%
EDUCATION - 3.3%
MA Health and Educational Facilities Authority:
  Harvard University, Series N,
  6.250% 04/01/20                                                           $3,000      $  3,171
  Northeastern University, Series E,
  6.550% 10/01/22                                                            1,500         1,569
UT State Municipal Finance Co-Operative Local Government, Pooled
  Capital Improvement,
  6.800% 05/01/12                                                            1,000         1,072
                                                                                        --------
                                                                                           5,812
                                                                                        --------
STUDENT LOAN - 2.0%
AL State Higher Education Loan Corp., Series 1994-C,
  5.850% 09/01/04                                                            1,000         1,038
NM State Educational Assistance Foundation, Series A,
  6.700% 04/01/02                                                              200           208
PA State Higher Education Assistance Student Loan, IFRN (variable rate),
  Series 1990-B,
  10.990% 03/01/20                                                           2,000         2,348
                                                                                        --------
                                                                                           3,594
                                                                                        --------
------------------------------------------------------------------------------------------------
HEALTHCARE - 9.2%
HOSPITAL
IL Health Facility Authority:
Methodist Health Services Corp.:
  Series 1992-B, IFRN (variable rate),
  9.821% 05/01/21                                                              500           551
  Rockford Memorial Hospital, Series B, 6.750% 08/15/18                         50            53
MA Health and Educational Facilities Authority:
  McLean Hospital, Series C,
  6.625% 07/01/15                                                              500           535
  New England Deaconess Hospital,
  Series D,
  6.875% 04/01/22                                                            2,500         2,679
  Valley Regional Health System, Series C, 7.000% 07/01/08                   1,585         1,775
MS State Hospital Equipment and Facilities Authority, Rush Medical
  Foundation Project,
  6.700% 01/01/18                                                              250           263
OK State Industrial Authority, Baptist Medical Center, Series C,
  7.000% 08/15/04                                                            1,500         1,635
SC Charleston County, Carealliance Healthcare, Series 1999-A,
  5.125% 08/15/16                                                            1,000           931
TN Knox City Health Education and Housing Facilities,
  5.250% 01/01/15                                                            5,000         4,769
WA Health Care Multicare Health,
  5.000% 08/15/22                                                            1,000           856
WI State Health & Educational Facilities Authority:
  Bellin Memorial Hospital,
  6.625% 02/15/08                                                            1,000         1,085
  Waukesha Memorial Hospital,
  7.250% 08/15/19                                                               60            62
  Milwaukee Regional Medical Center, Series 1990,
  7.500% 08/01/11                                                            1,000         1,030
                                                                                        --------
                                                                                          16,224
                                                                                        --------
------------------------------------------------------------------------------------------------
HOUSING - 5.4%
MULTI-FAMILY - 2.5%
IL Onterie Center Housing Finance Corp., Onterie Center Project,
  Series 1992-A, 7.050% 07/01/27                                             2,000         2,090
MA State Housing Finance Agency, Series A, 6.400% 01/01/09                   1,760         1,834
MD Howard County Medical Mortgage Heartlands Elderly Apartments,
  Series 1985,
  8.875% 12/01/10                                                              490           511
                                                                                        --------
                                                                                           4,435
                                                                                        --------
SINGLE-FAMILY - 2.9%
FL Brevard County Housing Finance Authority, Series C,
  7.000% 09/01/23                                                               40            41
LA Jefferson Parish Home Mortgage Authority, Series 1999 B-1,
  6.750% 06/01/30                                                            1,000         1,061
MA State Housing Finance Agency,
  Series 21,
  7.125% 06/01/25                                                            1,275         1,324
MS Housing Finance Corp.,
  8.250% 10/15/18                                                            1,590         1,624
WV State Housing Development Fund, Series C,
  5.800% 05/01/17                                                            1,000           986
                                                                                        --------
                                                                                           5,036
                                                                                        --------
-------------------------------------------------------------------------------------------------------
OTHER - 8.6%
POOL/BOND BANK - 0.8%
MI Municipal Bond Authority, Local Government Loan Program,
  Series 1991-C,
  (a) 06/15/15                                                               3,380         1,367
                                                                                        --------
REFUNDED/ESCROWED (b) - 7.8%
FL Dunedin, Mease Health Care Center, Series 1991,
  6.750% 11/15/11                                                              100           106
FL Hollywood Water & Sewer Revenue,
  6.750% 10/01/11                                                               50            53
GA Fulton County, Series 1992,
  6.375% 01/01/14 (c)                                                        5,810         6,382
IL Chicago, Central Public Library Project, Series 1988-C,
  6.850% 01/01/17                                                            1,000         1,072
IL Decatur,
  6.900% 10/01/14                                                              250           261
IN Whitko Middle School Building Corporation First Mortgage, Series
  1991, 6.750% 07/15/12                                                      1,000         1,048
MA State Port Authority, Series 1990-A, 7.500% 07/01/20                        235           244
NV Reno Hospital, St. Mary's Regional Medical Center, Series 1991-A,
  6.700% 07/01/21                                                            1,000         1,055
OR Portland International Airport,
  7.100% 07/01/21                                                              950         1,094
PA Pottstown Borough Authority Sewer, Guaranteed Sewer Revenue,
  Series 1991,
  (a) 11/01/16                                                               1,000           368
SC Piedmont Municipal Power Agency, Series 1991-A,
  6.125% 01/01/07                                                               75            81
TN Chattanooga-Hamilton County, Series 1991-B, IFRN (variable rate),
  9.936% 05/25/21                                                            1,000         1,101
TX Colorado River Municipal Water District, Water Transmission
  Facilities,
  Series 1991-A,
  6.625% 01/01/21                                                              250           256
WA Clark County Public Utilities District Number 001 Electric System,
  6.500% 01/01/11                                                              200           209
WA State Public Power Supply System, Nuclear Project No. 2, Series A,
  6.500% 07/01/05                                                              200           210
WV School Building Authority, Capital Import Revenue Bonds, Series
  1990-B,
  6.750% 07/01/17                                                               75            78
                                                                                        --------
                                                                                          13,618
                                                                                        --------
------------------------------------------------------------------------------------------------
OTHER REVENUE - 0.2%
RECREATION
CA Fairs Financing Authority, Series 1991, 6.500% 07/01/11                     170           178
IL State, Civic Center, Series 1990-A:
  7.000% 12/15/13                                                               55            58
  7.000% 12/15/13                                                              145           151
                                                                                        --------
                                                                                             387
                                                                                        --------
------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 0.9%
RESOURCE RECOVERY
SC Charleston County Solid Waste User Fee,
  6.500% 01/01/09                                                            1,405         1,522
                                                                                        --------
------------------------------------------------------------------------------------------------
TAX-BACKED - 35.6%
LOCAL APPROPRIATED - 6.0%
IL Chicago Board of Education,
  Series 1992-A:
  6.250% 01/01/15 (c)                                                        6,000         6,393
  5.250% 12/01/21                                                            2,000         1,825
OH Butler County Transportation Improvement District, Series A,
  6.000% 04/01/12 (c)                                                        2,250         2,372
                                                                                        --------
                                                                                          10,590
                                                                                        --------
LOCAL GENERAL OBLIGATIONS - 15.5%
AZ Maricopa County School District, Number 8 Osborn,
  7.500% 07/01/08                                                            1,235         1,439
AZ Mohave County Unified High School District, Series B,
  8.500% 07/01/06                                                              250           300
AZ Tucson, Series 1994-G,
  7.625% 07/01/14                                                            3,140         3,810
CO El Paso County School District No. 11, Series 1996,
  7.100% 12/01/18                                                            4,420         5,099
CO Highlands Ranch Metropolitan District No. 2, Series 1996,
  6.500% 06/15/12                                                            1,000         1,110
GA Columbia County School District,
  Series A,
  6.750% 04/01/08                                                            1,695         1,893
IL Chicago, Series 1995 A-2,
  6.250% 01/01/14                                                            4,000         4,283
IL Chicago, City Colleges,
  Series 1999,
  (a) 01/01/14                                                               2,000           888
LA New Orleans, Series 1998,
  5.500% 12/01/15                                                            1,060         1,049
MD Baltimore:
  7.000% 10/15/08                                                              300           342
  7.000% 10/15/09                                                            1,055         1,212
NV Clark County, Series A,
  7.500% 06/01/07                                                              350           403
NV Las Vegas-Clark County Library District,
  7.500% 02/01/02                                                            1,000         1,062
OH Greater Cleveland Regional Transportation Authority, Series 1996,
  5.600% 12/01/11                                                            2,000         2,055
PA Allegheny County Institution District, Series 18,
  (a) 04/01/10                                                               2,000         1,144
TX Deer Park Independent School District, Series 1998,
  4.250% 02/15/18                                                            1,500         1,192
                                                                                        --------
                                                                                          27,281
                                                                                        --------
SPECIAL NON-PROPERTY TAX - 4.4%
IL Metropolitan Pier & Exposition Authority, McCormick Place
  Expansion Project,
  Series A,
  (a) 06/15/16                                                               3,750         1,404
NY State Local Government Assistance Corp., Series 1993-E,
  5.000% 04/01/21                                                            3,175         2,816
NY Triborough Bridge & Tunnel Authority, Series A,
  6.625% 01/01/17                                                              250           259
PR Commonwealth of Puerto Rico Highway & Transportation Authority,
  Series 1996-Y, 6.250% 07/01/12                                             3,000         3,288
                                                                                        --------
                                                                                           7,767
                                                                                        --------
STATE APPROPRIATED - 5.4%
IN State Office Building Commission, Women's Prison, Series B,
  6.250% 07/01/16                                                            8,000         8,503
WV State Building Commission,
  Series 1998-A,
  5.375% 07/01/18                                                            1,000           956
                                                                                        --------
                                                                                           9,459
                                                                                        --------
STATE GENERAL OBLIGATIONS - 4.3%
CA State, Series 1995,
  10.000% 10/01/06                                                           1,000         1,307
FL State Board of Education, Series 1999-A, 4.500% 06/01/23                  1,500         1,210
MA State, Series B,
  5.500% 06/01/11                                                            5,000         5,081
                                                                                        --------
                                                                                           7,598
                                                                                        --------
------------------------------------------------------------------------------------------------
TRANSPORTATION - 8.6%
AIR TRANSPORTATION - 0.6%
NY Port Authority of New York & New Jersey, JFK International Air
  Terminal, Series 6,
  6.250% 12/01/08                                                            1,000         1,073
                                                                                        --------
AIRPORT - 1.8%
HI State, Airport System Revenue, Series 2,
  6.750% 07/01/21                                                              250           262
IL Chicago O'Hare International Airport Special Facility,
  International Terminal, 6.750% 01/01/12                                      300           315
MA State Port Authority, Series 1990-A,
  7.500% 07/01/20                                                              765           793
OR Portland International Airport,
  7.100% 07/01/21                                                               50            53
TX Dallas-Fort Worth Regional Airport, Series A,
  7.375% 11/01/11                                                            1,380         1,534
TX Houston Airport System Revenue,
  Series A,
  6.750% 07/01/21                                                              200           210
                                                                                        --------
                                                                                           3,167
                                                                                        --------
TOLL FACILITIES - 0.8%
NY State Thruway Authority, Series 1997-D,
  5.375% 01/01/27                                                            1,395         1,274
TX Harris County, Toll Road Revenue, 6.500% 08/15/11                           120           127
                                                                                        --------
                                                                                           1,401
                                                                                        --------
TRANSPORTATION - 5.4%
IL Regional Transportation Authority,
  Series C,
  7.750% 06/01/20                                                            5,000         6,126
SC State Ports Authority, Series 1991:
  6.500% 07/01/06                                                              125           131
  6.500% 07/01/06                                                              125           131
  6.750% 07/01/21                                                            1,500         1,583
  6.750% 07/01/21                                                            1,500         1,583
                                                                                        --------
                                                                                           9,554
                                                                                        --------
------------------------------------------------------------------------------------------------
UTILITY - 24.1%
INVESTOR OWNED - 6.9%
DE State Economic Development Authority, New Castle County Gas System,
  Series 1991-C,
  7.150% 07/01/21                                                            1,000         1,055
HI State Department of Budget & Finance, Hawaiian Electric Co.,
  Series A,
  6.600% 01/01/25 (c)                                                        4,000         4,175
MI St. Clair County Economic Development Corp., Detroit Edison Co.,
  Series 1993-AA, 6.400% 08/01/24                                            1,000         1,035
NV Clark County Pollution Control Nevada Power Company, Series 1992-B,
  6.600% 06/01/19                                                            3,500         3,690
NY New York Energy Research & Development Adjusted Gas Facilities,
  Brooklyn Union Gas Company
  Series 1989-B
  6.750% 02/01/24                                                            2,000         2,118
                                                                                        --------
                                                                                          12,073
                                                                                        --------
JOINT POWER AUTHORITY - 10.3%
CA Southern California Power Authority, Palo Vero Project, Series 1989-A,
  5.000% 07/01/15                                                            1,000           945
GA Municipal Electric Authority Power, Series 1997-Y,
  6.400% 01/01/13                                                            1,000         1,093
SC Piedmont Municipal Power Agency, Series 1991-A,
  6.125% 01/01/07                                                              425           450
SC State Public Service Authority, Series A, 6.250% 01/01/22                 3,500         3,533
TX State Municipal Power Agency:
  (a) 09/01/10                                                               5,000         2,796
  (a) 09/01/11                                                               7,900         4,152
  (a) 09/01/12                                                               3,000         1,474
  (a) 09/01/15                                                               8,975         3,564
                                                                                        --------
                                                                                          18,007
                                                                                        --------
MUNICIPAL ELECTRIC - 3.5%
AK Anchorage:
  Series 1993,
  8.000% 12/01/09                                                            1,000         1,214
  Series 1996,
  6.500% 12/01/10 (c)                                                        3,075         3,423
SD Heartland Consumers Power District, 6.000% 01/01/09                         300           318
WA State Public Power Supply System, Nuclear Project No. 2,
  Series 1992-A,
  (a) 07/01/11                                                               2,315         1,249
                                                                                        --------
                                                                                           6,204
                                                                                        --------
WATER & SEWER - 3.4%
FL Saint John's County Water and Sewer Saint Augustine Shores System,
  Series 1991-A:
  (a) 06/01/13                                                               2,600         1,230
  (a) 06/01/14                                                               1,500           663
FL Tampa Bay,
  7.900% 10/01/29 (d)                                                        1,000           956
GA Fulton County Water and Sewer,
  6.375% 01/01/14                                                              190           206
IL Kankakee Sewer, Series 1991,
  7.000% 05/01/16                                                            1,000         1,094
MA State Water Resources Authority,
  Series 1998-B,
  4.500% 08/01/22                                                            1,000           806
VA Loudoun County Sanitation Authority, Series 1992,
  6.250% 01/01/16                                                            1,000         1,039
                                                                                        --------
                                                                                           5,994
                                                                                        --------
TOTAL MUNICIPAL BONDS - 97.9% (cost of $165,060) (e)                                     172,163
                                                                                        --------
------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 0.2%

VARIABLE RATE DEMAND NOTES (f)
IL State Development Finance Authority, Council for Jewish Elderly,
  Series 1995, 3.900% 03/01/15                                                 150           150
IN State Hospital Equipment Finance Authority, Series A,
  3.900% 12/01/15                                                              100           100
MN Minneapolis, Series 1998-B,
  3.550% 12/01/16                                                               40            40
                                                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS                                                                 290
                                                                                    ------------

OTHER ASSETS & LIABILITIES, NET - 1.9%                                                     3,330
------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                     $175,783
                                                                                    ------------

NOTES TO INVESTMENT PORFOLIO:
------------------------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) The Fund has been informed that the issuer has placed direct obligations of the U.S.
    Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) These securities, or a portion thereof, with a total market value of $6,346 are being used to collateralize the open futures contracts
(d) This is a restricted security which was acquired on September 29, 1999 at a cost of $993.
    This security represents 0.5% of the Fund's net assets at November 30, 1999.
(e) Cost for federal income tax purposes is the same.
(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1999.

                       ACRONYM                                 NAME
                       -------                                 ----
                         IFRN                       Inverse Floating Rate Note

SUMMARY OF SECURITIES BY INSURER
                                                                 % OF
                INSURER                                       NET ASSETS
                -------                                       ----------
Municipal Bond Insurance Agency                                  30.0
AMBAC Indemnity Corporation                                      27.2
Financial Guarantee Insurance Company                            26.0
Uninsured Securities                                             10.8
Financial Security Assurance                                      6.0
                                                                -----
                                                                100.0
                                                                -----

Long futures contract open on November 30, 1999,

                              PAR VALUE                                   UNREALIZED
                              COVERED BY            EXPIRATION           DEPRECIATION
         TYPE                 CONTRACTS               MONTH              AT 11/30/99
------------------------------------------------------------------------------------------
Municipal Bond                  $5,700                March                 $(73)

See notes to financial statements.

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------
November 30, 1999
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $165,060)                                 $172,163
Short-term obligations                                                    290
                                                                     --------
                                                                      172,453
Cash                                                     $   12
Receivable for:
  Interest                                                3,444
  Investments sold                                          619
  Variation margin on futures                                29
Other                                                         6         4,110
                                                         ------      --------
  Total assets                                                        176,563

LIABILITIES
Payable for:
  Fund shares repurchased                                   371
  Distributions                                             226
Accrued:
  Management fee                                             84
  Bookkeeping fee                                             6
  Transfer agent fee                                         19
  Deferred Trustees fees                                      6
Other                                                        68
                                                         ------
  Total liabilities                                                       780
                                                                     --------
Net Assets                                                           $175,783
                                                                     ========
Net asset value and redemption price per share --
  Class A ($140,759/17,780)                                          $ 7.92(a)
                                                                     ========
Maximum offering price per share --
  Class A ($7.92/0.9525)                                             $   8.31(b)
                                                                     ========
Net asset value and offering price per share --
  Class B ($34,383/4,343)                                            $   7.92(a)
                                                                     ========
Net asset value and offering price per share --
  Class C ($641/81)                                                  $   7.92(a)
                                                                     ========
COMPOSITION OF NET ASSETS
Capital paid in                                                      $170,172
Overdistributed net investment income                                    (198)
Accumulated net realized loss                                          (1,221)
Net unrealized appreciation (depreciation) on:
  Investments                                                           7,103
  Open futures contracts                                                  (73)
                                                                     --------

                                                                     $175,783
                                                                     ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

STATEMENT OF OPERATIONS
For The Year Ended November 30, 1999
(In thousands)

INVESTMENT INCOME
Interest                                                              $ 10,893

EXPENSES
Management fee                                          $ 1,097
Service fee                                                 483
Distribution fee -- Class B                                 279
Distribution fee -- Class C                                   7
Transfer agent fee                                          298
Bookkeeping fee                                              77
Trustees fee                                                 15
Audit fee                                                    54
Legal fee                                                     6
Custodian fee                                                 1
Registration fee                                             35
Reports to shareholders                                      19
Other                                                        36
                                                        -------
  Total expenses                                          2,407
Fees waived by the Distributor --
 Class C                                                     (3)         2,404
                                                        -------       --------
Net Investment Income                                                    8,489
                                                                      ========
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                             1,178
  Closed futures contracts                                   42
                                                        -------
    Net Realized Gain                                                    1,220
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                           (15,489)
  Open futures contracts                                   (197)
                                                        -------
    Net Change in Unrealized
       Appreciation/Depreciation                                       (15,686)
                                                                      --------
    Net Loss                                                           (14,466)
                                                                      --------
Decrease in Net Assets from Operations                                $ (5,977)
                                                                      ========

See notes to financial statements.

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
(In thousands)
                                                      YEARS ENDED NOVEMBER 30
                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS                       1999            1998
-------------------------------------------------------------------------------

OPERATIONS
Net investment income                                 $  8,489         $  9,367
Net realized gain                                        1,220            2,090
Net change in unrealized appreciation/depreciation     (15,686)           3,567
                                                      --------         --------
    Net Increase (Decrease) from Operations             (5,977)          15,024

DISTRIBUTIONS
From net investment income -- Class A                   (7,007)          (8,073)
In excess of net investment income -- Class A          --                  (220)
From net realized gains -- Class A                      (1,764)          (1,079)
From net investment income -- Class B                   (1,386)          (1,451)
In excess of net investment income -- Class B          --                   (39)
From net realized gains -- Class B                        (396)            (230)
From net investment income -- Class C                      (34)             (12)
In excess of net investment income -- Class C          --                    (a)
From net realized gains -- Class C                          (9)              (1)
                                                      --------         --------
                                                       (16,573)           3,919
                                                      --------         --------

FUND SHARE TRANSACTIONS
Receipts for shares sold -- Class A                      3,500            5,722
Value of distributions reinvested -- Class A             5,475            5,974
Cost of shares repurchased -- Class A                  (26,719)         (24,642)
                                                      --------         --------
                                                       (17,744)         (12,946)
                                                      --------         --------
Receipts for shares sold -- Class B                      6,322            4,704
Value of distributions reinvested -- Class B             1,144            1,102
Cost of shares repurchased -- Class B                   (7,610)          (7,365)
                                                      --------         --------
                                                          (144)          (1,559)
                                                      --------         --------
Receipts for shares sold -- Class C                        477              680
Value of distributions reinvested -- Class C                35                9
Cost of shares repurchased -- Class C                     (501)             (93)
                                                      --------         --------
                                                            11              596
                                                      --------         --------
    Net Decrease from Fund Share Transactions          (17,877)         (13,909)
                                                      --------         --------
    Total Decrease                                     (34,450)          (9,990)

NET ASSETS
Beginning of period                                    210,233          220,223
                                                      --------         --------

End of period (net of overdistributed net
  investment income of $198 and $260,
  respectively)                                       $175,783         $210,233
                                                      ========         ========

NUMBER OF FUND SHARES
Sold -- Class A                                            418              672
Issued for distributions reinvested -- Class A             658              700
Repurchased -- Class A                                  (3,222)          (2,886)
                                                      --------         --------
                                                        (2,146)          (1,514)
                                                      --------         --------
Sold -- Class B                                            759              551
Issued for distributions reinvested -- Class B             137              129
Repurchased -- Class B                                    (927)            (862)
                                                      --------         --------
                                                           (31)            (182)
                                                      --------         --------
Sold -- Class C                                             56               80
Issued for distributions reinvested -- Class C               4                1
Repurchased -- Class C                                     (61)             (11)
                                                      --------         --------
                                                            (1)              70
                                                      --------         --------

(a) Rounds to less than one.

See notes to financial statements.

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------
November 30, 1999

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Colonial Tax-Exempt Insured Fund (the Fund), a series of Liberty Funds Trust IV, formerly Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in insured municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND
FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class B and Class C distribution fees), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Fund, and Colonial High Yield Municipal Fund as follows:

       AVERAGE NET ASSETS               ANNUAL FEE RATE
       ------------------               ---------------
       First $1 billion                      0.60%
       Next $2 billion                       0.55%
       Next $1 billion                       0.50%
       Over $4 billion                       0.45%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended November 30, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $13 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $77 and $1 on Class A, Class B and Class C shares, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $3,913 of custodian fees were reduced by balance credits applied during the year ended November 30, 1999. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the year ended November 30, 1999, purchases and sales of investments, other than short-term obligations were $10,194,940 and $29,564,007, respectively.

Unrealized appreciation at November 30, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                               $ 8,908,335
    Gross unrealized depreciation                                (1,805,019)
                                                                -----------
        Net unrealized appreciation                             $ 7,103,316
                                                                ===========

OTHER
The Fund has greater than 10% of its net assets at November 30, 1999 invested in Illinois and Massachusetts.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended November 30, 1999.

--------------------
FINANCIAL HIGHLIGHTS
--------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                        YEAR ENDED NOVEMBER 30, 1999
                                                          --------------------------------------------------------
                                                              CLASS A               CLASS B               CLASS C
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  8.620              $  8.620              $  8.620
                                                              --------              --------              --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                            0.374                 0.311                 0.336(a)
Net realized and unrealized loss                                (0.612)               (0.612)               (0.612)
                                                              --------              --------              --------
    Total from Investment Operations                            (0.238)               (0.301)               (0.276)
                                                              --------              --------              --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.372)               (0.309)               (0.334)
In excess of net investment income                                  --                    --                    --
From net realized gains                                         (0.090)               (0.090)               (0.090)
                                                              --------              --------              --------
    Total Distributions Declared to Shareholders                (0.462)               (0.399)               (0.424)
                                                              --------              --------              --------
NET ASSET VALUE, END OF PERIOD                                $  7.920              $  7.920              $  7.920
                                                              ========              ========              ========
Total return (b)                                               (2.87)%               (3.60)%               (3.31)%(c)
                                                              --------              --------              --------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                     1.09%                 1.84%                 1.54%(a)
Net investment income (d)                                        4.53%                 3.78%                 4.08%(a)
Portfolio turnover                                                  5%                    5%                    5%
Net assets at end of period (000)                             $140,759             $  34,383                $  641

(a) Net of fees waived by the Distributor which amounted to $0.025 per share and 0.30%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and direct brokerage arrangements had no impact.

--------------------------------------------------------------------------------------------------------------------
1999 FEDERAL INCOME TAX INFORMATION (UNAUDITED)

95% of the distributions will be treated as exempt income for federal income tax purposes.

For the fiscal year ended November 30, 1999 the Fund earned $496,229 of long term capital gains.
--------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED NOVEMBER 30, 1998
                                                          --------------------------------------------------------
                                                              CLASS A               CLASS B               CLASS C
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  8.470              $  8.470              $  8.470
                                                              --------              --------              --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                            0.384                 0.318                 0.345(a)
Net realized and unrealized gain                                 0.218                 0.218                 0.218
                                                              --------              --------              --------
    Total from Investment Operations                             0.602                 0.536                 0.563
                                                              --------              --------              --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.390)               (0.326)               (0.352)
In excess of net investment income                              (0.011)               (0.009)               (0.010)
From net realized gains                                         (0.051)               (0.051)               (0.051)
                                                              --------              --------              --------
    Total Distributions Declared to Shareholders                (0.452)               (0.386)               (0.413)
                                                              --------              --------              --------
NET ASSET VALUE, END OF PERIOD                                $  8.620              $  8.620              $  8.620
                                                              ========              ========              ========
Total return (b)                                                 7.29%                 6.47%                 6.80%(c)
                                                              --------              --------              --------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                     1.06%                 1.81%                 1.51%(a)
Net investment income (d)                                        4.49%                 3.74%                 4.04%(a)
Portfolio turnover                                                 12%                   12%                   12%
Net assets at end of period (000)                             $171,812             $  37,716                $  705

(a) Net of fees waived by the Distributor which amounted to $0.026 per share and 0.30%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and direct brokerage arrangements had no impact.

--------------------
FINANCIAL HIGHLIGHTS
--------------------
Selected data for a share of each class outstanding
throughout each period are as follows:

                                                                      YEAR ENDED NOVEMBER 30, 1997
                                                        --------------------------------------------------------
                                                            CLASS A               CLASS B               CLASS C
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  8.330              $  8.330              $  8.530
                                                            --------              --------              --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.398                 0.336                 0.118
Net realized and unrealized gain (loss)                        0.136                 0.136                (0.061)(b)
                                                            --------              --------              --------
    Total from Investment Operations                           0.534                 0.472                 0.057
                                                            --------              --------              --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                    (0.394)               (0.332)               (0.117)
                                                            --------              --------              --------
NET ASSET VALUE, END OF PERIOD                              $  8.470              $  8.470              $  8.470
                                                            --------              --------              --------
Total return (c)                                               6.63%                 5.83%                 0.68%(d)
                                                            --------              --------              --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                   1.07%                 1.82%                 1.51%(f)
Net investment income (e)                                      4.76%                 4.01%                 4.22%(f)
Portfolio turnover                                               26%                   26%                   26%
Net assets at end of period (000)                           $181,543             $  38,580                $  100

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

                                                                        YEARS ENDED NOVEMBER 30
                                               -----------------------------------------------------------------------
                                                           1996                                      1995
                                               -------------------------------          ------------------------------
                                                 CLASS A               CLASS B              CLASS A            CLASS B
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  8.380               $8.380             $  7.450             $7.450
                                                 --------               ------             --------             ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                               0.403                0.342                0.418              0.359
Net realized and unrealized gain (loss)            (0.045)              (0.045)               0.935              0.935
                                                 --------               ------             --------             ------
    Total from Investment Operations                0.358                0.297                1.353              1.294
                                                 --------               ------             --------             ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                         (0.408)              (0.347)              (0.423)            (0.364)
                                                 --------               ------             --------             ------
NET ASSET VALUE, END OF PERIOD                   $  8.330              $ 8.330             $  8.380            $ 8.380
                                                 --------               ------             --------             ------
Total return (a)                                    4.48%                3.70%               18.55%             17.68%
                                                 --------               ------             --------             ------
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                        1.05%                1.80%                1.05%              1.80%
Net investment income (b)                           4.92%                4.17%                5.20%              4.45%
Portfolio turnover                                    25%                  25%                  31%                31%
Net assets at end of period (in millions)        $206,713              $44,621             $240,894            $50,016

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST IV
AND THE SHAREHOLDERS OF COLONIAL TAX-EXEMPT INSURED FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Tax-Exempt Insured Fund (the "Fund") (a series of Liberty Funds Trust IV, formerly Colonial Trust
IV), at November 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2000

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Tax-Exempt Insured Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you. This report has been prepared for shareholders of Colonial Tax-Exempt Insured Fund.

This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

ANNUAL REPORT:
COLONIAL TAX-EXEMPT INSURED FUND

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

--------------------------------------------------------------------------------
L I B E R T Y
---------------
      F U N D S
--------------------------------------------------------------------------------

ALL-STAR     Institutional money management approach for individual investors.

COLONIAL     Fixed-income and value style equity investing.

CRABBE
HUSON        A contrarian approach to fixed-income and equity investing.

NEWPORT      A leader in international investing.

STEIN ROE    Growth style equity investing.
ADVISOR

[graphic omitted]
KEYPORT      A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

------------------------------------------------
COLONIAL TAX-EXEMPT INSURED FUND   ANNUAL REPORT
------------------------------------------------

[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

           Liberty Funds Distributor, Inc. (C)2000
           One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
           www.libertyfunds.com


                                                 TI-02/253I-1299 (1/00) 99/1629